Ioannis Tzouganatos Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1711 Fax 617-203-1265 Ioannis.tzouganatos@citi.com

January 4, 2016

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Salient MF Trust (the “Trust”) (File Nos. 333-180225 and 811-22678)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 25, 2015 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under Rule 485(b) of the 1933 Act on December 23, 2015 (Accession No. 0001193125-15-412833).

If you have any questions regarding this certification, please feel free to call me at (617) 824-1711.

Sincerely,

/s/ Ioannis Tzouganatos

Ioannis Tzouganatos

Citi Fund Services